UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2016

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.7%
Aerospace - 3.9%
Honeywell International, Inc.	174,504	$19,882,983
L-3 Communications Holdings, Inc.	28,734	4,533,363
Leidos Holdings, Inc.	102,634	5,254,861
Northrop Grumman Corp.	64,532	16,110,414
Orbital ATK, Inc.	45,278	3,863,572
Textron, Inc.	58,783	2,705,781
United Technologies Corp.	63,816	6,874,260

		$59,225,234
Alcoholic Beverages - 0.5%
Constellation Brands, Inc., “A”	40,885	$6,179,359
Molson Coors Brewing Co.	13,880	1,360,656

		$7,540,015
Apparel Manufacturers - 1.6%
Hanesbrands, Inc.	301,648	$7,007,283
NIKE, Inc., “B”	234,359	11,734,355
PVH Corp.	52,566	5,568,842

		$24,310,480
Automotive - 0.9%
Delphi Automotive PLC	98,723	$6,318,272
Harman International Industries, Inc.	66,471	7,269,933

		$13,588,205
Biotechnology - 1.5%
Alexion Pharmaceuticals, Inc. (a)	11,752	$1,440,678
Celgene Corp. (a)	178,875	21,198,476

		$22,639,154
Broadcasting - 2.2%
Interpublic Group of Companies, Inc.	282,643	$6,803,217
Time Warner, Inc.	175,911	16,152,148
Twenty-First Century Fox, Inc.	363,318	10,212,869

		$33,168,234
Brokerage & Asset Managers - 1.3%
Blackstone Group LP	339,452	$8,737,494
Charles Schwab Corp.	130,403	5,041,380
NASDAQ, Inc.	95,509	6,121,172

		$19,900,046
Business Services - 2.5%
Amdocs Ltd.	60,472	$3,566,034
Bright Horizons Family Solutions, Inc. (a)	33,212	2,285,650
Cognizant Technology Solutions Corp., “A” (a)	148,937	8,203,450
Fidelity National Information Services, Inc.	109,999	8,490,823
Gartner, Inc. (a)	39,718	4,083,805
Global Payments, Inc.	84,896	5,819,621
Total System Services, Inc.	45,885	2,258,460
Travelport Worldwide Ltd.	217,885	3,050,390

		$37,758,233

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	59,751	$16,450,048

Chemicals - 2.2%
Agrium, Inc.	44,159	$4,450,746
E.I. du Pont de Nemours & Co.	71,397	5,255,533
FMC Corp.	77,723	4,361,815
Ingevity Corp. (a)	80,530	4,217,356
Monsanto Co.	72,083	7,403,645
PPG Industries, Inc.	83,397	8,000,274

		$33,689,369
Computer Software - 3.2%
Adobe Systems, Inc. (a)	135,995	$13,981,646
Microsoft Corp.	196,507	11,841,512
Sabre Corp.	123,046	3,180,739
Salesforce.com, Inc. (a)	287,045	20,667,240

		$49,671,137
Computer Software - Systems - 2.2%
Apple, Inc.	145,897	$16,124,536
Hewlett Packard Enterprise	241,390	5,745,082
NCR Corp. (a)	99,750	3,865,313
SS&C Technologies Holdings, Inc.	250,353	7,513,094
Versum Materials, Inc. (a)	10,078	246,508

		$33,494,533
Construction - 0.8%
Sherwin-Williams Co.	34,011	$9,137,735
Toll Brothers, Inc. (a)	97,027	2,877,821

		$12,015,556
Consumer Products - 1.8%
Coty, Inc., “A”	98,959	$1,851,523
Estee Lauder Cos., Inc., “A”	60,907	4,732,474
Newell Brands, Inc.	80,058	3,763,527
Procter & Gamble Co.	209,201	17,250,714

		$27,598,238
Consumer Services - 1.4%
Nord Anglia Education, Inc. (a)(l)	213,763	$5,130,312
Priceline Group, Inc. (a)	7,508	11,289,629
ServiceMaster Global Holdings, Inc. (a)	129,751	4,959,083

		$21,379,024
Containers - 0.5%
Berry Plastics Group, Inc. (a)	98,829	$4,918,719
Graphic Packaging Holding Co.	244,186	3,069,418

		$7,988,137
Electrical Equipment - 1.2%
AMETEK, Inc.	192,887	$9,133,199
Johnson Controls International PLC	142,093	6,391,343
W.W. Grainger, Inc.	13,551	3,124,454

		$18,648,996

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 5.1%
Broadcom Corp.	182,352	$31,089,192
KLA-Tencor Corp.	53,086	4,238,386
Mellanox Technologies Ltd. (a)	176,766	7,326,951
NVIDIA Corp.	105,432	9,720,830
Texas Instruments, Inc.	353,322	26,121,095

		$78,496,454
Energy - Independent - 2.7%
Concho Resources, Inc. (a)	34,156	$4,884,991
Energen Corp. (a)	20,550	1,275,539
EOG Resources, Inc.	71,281	7,307,728
EQT Corp.	16,039	1,124,013
Hess Corp.	149,962	8,391,874
Noble Energy, Inc.	60,150	2,295,324
Oasis Petroleum LLC (a)	71,522	1,070,684
PDC Energy, Inc. (a)	16,877	1,256,493
Phillips 66	82,851	6,883,261
Pioneer Natural Resources Co.	34,167	6,527,264

		$41,017,171
Energy - Integrated - 2.3%
Chevron Corp. (s)	314,997	$35,141,065

Engineering - Construction - 0.1%
Team, Inc. (a)	42,639	$1,462,518

Food & Beverages - 3.2%
Archer Daniels Midland Co.	123,794	$5,351,615
Mead Johnson Nutrition Co., “A”	66,827	4,817,558
Mondelez International, Inc.	222,250	9,165,590
Monster Worldwide, Inc. (a)	149,265	6,679,609
PepsiCo, Inc.	155,295	15,545,030
Snyders-Lance, Inc.	41,177	1,534,255
TreeHouse Foods, Inc. (a)	96,345	6,678,635

		$49,772,292
Food & Drug Stores - 0.9%
CVS Health Corp.	172,111	$13,233,615

Gaming & Lodging - 0.3%
Marriott International, Inc., “A”	67,785	$5,340,102

General Merchandise - 1.7%
Costco Wholesale Corp.	81,287	$12,201,992
Dollar Tree, Inc. (a)	90,135	7,946,302
Five Below, Inc. (a)	163,283	6,426,819

		$26,575,113
Health Maintenance Organizations - 1.4%
Cigna Corp.	43,255	$5,828,179
UnitedHealth Group, Inc.	102,280	16,192,970

		$22,021,149
Insurance - 3.3%
American International Group, Inc.	136,079	$8,617,883
Aon PLC	238,969	27,266,363

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Chubb Ltd.	116,502	$14,912,256

		$50,796,502
Internet - 5.0%
Alphabet, Inc., “A” (a)(s)	43,045	$33,397,755
Alphabet, Inc., “C” (a)	14,399	10,915,018
Facebook, Inc., “A” (a)	200,636	23,759,315
LogMeIn, Inc.	77,990	7,865,292

		$75,937,380
Machinery & Tools - 2.5%
Illinois Tool Works, Inc.	71,635	$8,967,269
IPG Photonics Corp. (a)	65,348	6,268,180
ITT, Inc.	100,996	4,077,209
Roper Technologies, Inc.	70,049	12,686,574
SPX FLOW, Inc. (a)	184,843	5,792,980

		$37,792,212
Major Banks - 3.1%
Bank of America Corp.	725,911	$15,331,240
Goldman Sachs Group, Inc.	79,798	17,498,903
PNC Financial Services Group, Inc.	127,104	14,050,076

		$46,880,219
Medical & Health Technology & Services - 1.3%
athenahealth, Inc. (a)	15,496	$1,465,922
Healthcare Services Group, Inc.	32,655	1,271,912
LifePoint Hospitals, Inc. (a)	51,656	2,838,497
McKesson Corp.	52,449	7,542,691
MEDNAX, Inc. (a)	53,145	3,479,403
VCA, Inc. (a)	54,437	3,407,756

		$20,006,181
Medical Equipment - 4.2%
Abbott Laboratories	263,783	$10,042,219
CONMED Corp.	55,269	2,408,623
Danaher Corp.	68,097	5,323,142
DexCom, Inc. (a)	23,226	1,516,426
Medtronic PLC	211,958	15,475,054
NxStage Medical, Inc. (a)	55,567	1,373,616
Obalon Therapeutics, Inc. (a)(l)	63,890	779,458
PerkinElmer, Inc.	82,985	4,208,999
Steris PLC	53,864	3,534,017
Stryker Corp.	101,582	11,545,810
Zimmer Biomet Holdings, Inc.	76,693	7,811,949

		$64,019,313
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	134,368	$1,534,434
Lundin Mining Corp. (a)	566,931	2,781,267

		$4,315,701
Natural Gas - Distribution - 0.3%
New Jersey Resources Corp.	102,840	$3,542,838
Sempra Energy	7,956	794,009

		$4,336,847

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 0.7%
Cheniere Energy, Inc. (a)	189,760	$7,753,594
Enterprise Products Partners LP	87,687	2,273,724

		$10,027,318
Network & Telecom - 1.2%
Cisco Systems, Inc.	448,931	$13,387,122
Ixia (a)	366,505	5,039,444

		$18,426,566
Oil Services - 1.4%
Forum Energy Technologies, Inc. (a)	101,141	$2,199,817
Halliburton Co.	169,410	8,993,977
Oil States International, Inc. (a)	36,716	1,316,269
Schlumberger Ltd.	89,053	7,484,905
Superior Energy Services, Inc.	72,807	1,255,193

		$21,250,161
Other Banks & Diversified Financials - 8.1%
Bank of The Ozarks, Inc.	126,292	$6,127,688
Citigroup, Inc. (s)	682,537	38,488,261
Discover Financial Services	235,369	15,950,957
EuroDekania Ltd.	580,280	94,558
First Republic Bank	55,256	4,525,466
Signature Bank (a)	29,635	4,442,583
Texas Capital Bancshares, Inc. (a)	63,077	4,588,852
U.S. Bancorp	430,872	21,379,869
Visa, Inc., “A”	222,926	17,236,638
Wintrust Financial Corp.	108,888	7,169,186
Zions Bancorporation	80,280	3,194,341

		$123,198,399
Pharmaceuticals - 4.7%
Allergan PLC	82,656	$16,060,061
Eli Lilly & Co.	219,570	14,737,538
Merck & Co., Inc.	392,807	24,035,860
Zoetis, Inc.	327,243	16,486,502

		$71,319,961
Pollution Control - 0.5%
Clean Harbors, Inc. (a)	87,060	$4,601,121
Waste Connections, Inc.	49,694	3,798,609

		$8,399,730
Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	52,071	$7,979,881
Union Pacific Corp.	115,676	11,721,449

		$19,701,330
Real Estate - 3.2%
Gramercy Property Trust, Inc., REIT	822,686	$7,190,276
Life Storage, Inc., REIT	68,648	5,576,277
Medical Properties Trust, Inc., REIT	1,297,814	15,469,943
Store Capital Corp., REIT	235,347	5,817,778
Sun Communities, Inc., REIT	61,226	4,418,680
Tanger Factory Outlet Centers, Inc., REIT	203,245	7,005,855
Washington Prime Group, Inc., REIT	362,398	3,631,228

		$49,110,037

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 1.7%
Aramark	279,349	$9,612,399
Starbucks Corp.	242,798	14,075,000
YUM! Brands, Inc.	48,067	3,046,967

		$26,734,366
Special Products & Services - 0.1%
Hostess Brands, Inc. (a)	122,558	$1,587,126

Specialty Chemicals - 0.4%
A. Schulman, Inc.	93,386	$3,109,754
Air Products & Chemicals, Inc.	20,160	2,912,314

		$6,022,068
Specialty Stores - 2.6%
Amazon.com, Inc. (a)	17,888	$13,426,196
Express, Inc. (a)	439,915	5,877,264
Lululemon Athletica, Inc. (a)	43,374	2,471,884
Ross Stores, Inc.	88,748	5,998,477
Tractor Supply Co.	77,397	5,810,193
Urban Outfitters, Inc. (a)	202,766	6,407,406

		$39,991,420
Telecommunications - Wireless - 1.5%
American Tower Corp., REIT	57,869	$5,918,263
SBA Communications Corp. (a)	172,938	17,113,944

		$23,032,207
Telephone Services - 0.9%
Verizon Communications, Inc.	288,540	$14,398,146

Tobacco - 1.1%
Philip Morris International, Inc.	110,774	$9,779,129
Reynolds American, Inc.	122,499	6,627,196

		$16,406,325
Trucking - 0.2%
Swift Transportation Co. (a)	149,056	$3,721,928

Utilities - Electric Power - 2.6%
Alliant Energy Corp.	83,751	$3,008,336
American Electric Power Co., Inc.	46,271	2,732,303
Calpine Corp. (a)	199,815	2,227,937
CMS Energy Corp.	93,809	3,772,998
Dominion Resources, Inc.	78,849	5,778,843
Exelon Corp.	149,918	4,873,834
FirstEnergy Corp.	48,350	1,512,872
NextEra Energy, Inc.	52,216	5,964,634
PNM Resources, Inc.	98,033	3,097,843
Xcel Energy, Inc.	169,406	6,608,528

		$39,578,128
Total Common Stocks		$1,509,113,689

Convertible Preferred Stocks - 0.4%
Telephone Services - 0.4%
Frontier Communications Corp., 11.125%	75,049	$5,765,264

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.46% (v)	12,013,749	$12,013,749

Collateral for Securities Loaned - 0.0%
State Street Navigator Securities Lending U.S. Government Fund, 0.26% (j)	304,217	$304,217
Total Investments		$1,527,196,919

Securities Sold Short - (0.2)%
Telecommunications - Wireless - (0.2)%
Crown Castle International Corp., REIT	(44,300)	$(3,697,278)

Other Assets, Less Liabilities - 0.3%		5,310,143
Net Assets – 100.0%		$1,528,809,784

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At November 30, 2016, the fund had cash collateral of $1,053,952 and other liquid securities with an aggregate value of $5,375,810 to cover commitments for securities sold short.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,489,109,146	$—	$—	$1,489,109,146
Canada	20,544,937	—	—	20,544,937
Hong Kong	5,130,312	—	—	5,130,312
Cayman Islands	—	—	94,558	94,558
Mutual Funds	12,317,966	—	—	12,317,966
Total Investments	$1,527,102,361	$—	$94,558	$1,527,196,919
Short Sales	$(3,697,278)	$—	$—	$(3,697,278)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$106,800
Change in unrealized appreciation (depreciation)	(12,242)
Balance as of 11/30/16	$94,558

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at November 30, 2016 is $(12,242). At November 30, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,281,216,059
Gross unrealized appreciation	277,206,149
Gross unrealized depreciation	(31,225,289)
Net unrealized appreciation (depreciation)	$245,980,860

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,178,267	72,931,765	(71,096,283)	12,013,749

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(375)	$—	$12,044	$12,013,749

QUARTERLY REPORT

November 30, 2016

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 99.1%
Aerospace - 1.8%
Lockheed Martin Corp.	5,166	$1,370,283

Airlines - 0.6%
Singapore Airlines Ltd.	70,100	$487,992

Alcoholic Beverages - 0.4%
AmBev S.A.	56,147	$284,715

Apparel Manufacturers - 0.5%
Gildan Activewear, Inc.	13,901	$377,968

Automotive - 2.0%
Kia Motors Corp.	26,135	$835,370
USS Co. Ltd.	44,800	728,694

		$1,564,064
Business Services - 0.9%
Forrester Research, Inc.	17,289	$707,120

Cable TV - 0.7%
Charter Communications, Inc., “A” (a)	1,844	$507,672

Chemicals - 0.6%
Monsanto Co.	4,362	$448,021

Computer Software - 1.2%
Adobe Systems, Inc. (a)	8,843	$909,149

Computer Software - Systems - 1.5%
NICE Systems Ltd., ADR	17,306	$1,138,562

Construction - 0.5%
Owens Corning	6,882	$353,597

Consumer Products - 3.1%
Colgate-Palmolive Co.	7,818	$509,968
Kimberly-Clark Corp.	7,756	896,671
Procter & Gamble Co.	12,238	1,009,145

		$2,415,784
Electronics - 4.7%
Kyocera Corp.	21,200	$1,027,325
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	86,664	2,573,054

		$3,600,379
Energy - Independent - 0.7%
Occidental Petroleum Corp.	7,669	$547,260

Energy - Integrated - 2.8%
Exxon Mobil Corp.	13,764	$1,201,597
Royal Dutch Shell PLC, “B”	35,617	944,088

		$2,145,685

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 8.2%
General Mills, Inc.	37,965	$2,313,587
Marine Harvest	21,432	385,407
Mondelez International, Inc.	12,232	504,448
Nestle S.A.	15,299	1,029,263
Pinnacle Foods, Inc.	8,169	404,856
Sligro Food Group N.V.	15,601	534,154
Toyo Suisan Kaisha Ltd.	31,700	1,137,363

		$6,309,078
Food & Drug Stores - 4.9%
CVS Health Corp.	7,934	$610,045
Dairy Farm International Holdings Ltd.	101,500	710,500
Kroger Co.	22,329	721,227
Lawson, Inc.	17,500	1,217,656
METRO, Inc., “A”	16,207	493,582

		$3,753,010
Insurance - 6.3%
Beazley PLC	103,679	$494,245
Intact Financial Corp.	11,934	821,405
Swiss Life Holding AG	1,931	531,039
Travelers Cos., Inc.	3,574	405,113
Validus Holdings Ltd.	31,522	1,712,905
XL Group Ltd.	10,597	382,870
Zurich Insurance Group AG	2,046	536,303

		$4,883,880
Internet - 1.5%
Alphabet, Inc., “A” (a)	638	$495,011
Facebook, Inc., “A” (a)	5,728	678,310

		$1,173,321
Machinery & Tools - 0.7%
Schindler Holding AG	3,084	$541,148

Major Banks - 2.7%
Bank of Nova Scotia	8,046	$444,542
HSBC Holdings PLC, ADR	25,689	1,015,743
Royal Bank of Canada	9,902	641,848

		$2,102,133
Medical & Health Technology & Services - 1.9%
Express Scripts Holding Co. (a)	11,857	$899,709
McKesson Corp.	3,704	532,672

		$1,432,381
Medical Equipment - 4.8%
Abbott Laboratories	9,216	$350,853
Fisher & Paykel Healthcare Corp. Ltd.	239,123	1,385,258
Integra LifeSciences Holdings Corp. (a)	18,417	1,488,094
Terumo Corp.	13,800	493,459

		$3,717,664
Natural Gas - Distribution - 0.6%
Osaka Gas Co. Ltd.	118,000	$451,688

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Pipeline - 1.5%
Enbridge, Inc.	27,872	$1,171,739

Network & Telecom - 1.1%
VTech Holdings Ltd.	65,900	$850,460

Other Banks & Diversified Financials - 4.5%
Banco de Oro Unibank, Inc.	142,250	$320,370
Credicorp Ltd.	4,669	731,586
DBS Group Holdings Ltd.	50,500	616,704
Discover Financial Services	20,572	1,394,164
Sydbank A.S.	14,558	428,216

		$3,491,040
Pharmaceuticals - 8.2%
Johnson & Johnson	18,446	$2,053,040
Merck & Co., Inc.	19,850	1,214,622
Novartis AG	6,293	434,822
Pfizer, Inc.	11,564	371,667
Roche Holding AG	8,029	1,790,277
Teva Pharmaceutical Industries Ltd., ADR	12,385	466,915

		$6,331,343
Railroad & Shipping - 0.8%
Canadian National Railway Co.	8,668	$579,282

Real Estate - 4.0%
AvalonBay Communities, Inc., REIT	6,890	$1,133,336
Grand City Properties S.A.	42,810	715,065
Public Storage, Inc., REIT	2,867	600,063
Starwood Property Trust, Inc., REIT	16,803	377,563
Store Capital Corp., REIT	11,846	292,833

		$3,118,860
Restaurants - 2.7%
McDonald’s Corp.	13,086	$1,560,767
Whitbread PLC	11,588	502,242

		$2,063,009
Specialty Chemicals - 1.9%
PTT Global Chemical PLC	436,200	$764,094
Symrise AG	11,005	666,111

		$1,430,205
Specialty Stores - 4.4%
ABC-MART, Inc.	17,400	$1,022,917
Home Depot, Inc.	4,097	530,152
Ross Stores, Inc.	27,499	1,858,657

		$3,411,726
Telecommunications - Wireless - 3.8%
KDDI Corp.	43,700	$1,145,547
SBA Communications Corp. (a)	11,639	1,151,795
Vodafone Group PLC	255,427	619,685

		$2,917,027

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 3.5%
BCE, Inc.	7,756	$334,128
HKT Trust and HKT Ltd.	232,000	302,693
TELUS Corp.	37,628	1,175,122
Verizon Communications, Inc.	18,319	914,118

		$2,726,061
Tobacco - 1.7%
Altria Group, Inc.	8,959	$572,749
British American Tobacco	30,600	302,848
Reynolds American, Inc.	8,610	465,801

		$1,341,398
Utilities - Electric Power - 7.4%
Alliant Energy Corp.	21,887	$786,181
American Electric Power Co., Inc.	11,644	687,578
CLP Holdings Ltd.	95,500	932,810
Dominion Resources, Inc.	6,917	506,947
Duke Energy Corp.	3,922	289,326
PG&E Corp.	17,868	1,050,638
WEC Energy Group, Inc.	13,244	741,796
Xcel Energy, Inc.	18,467	720,398

		$5,715,674
Total Common Stocks		$76,370,378

Money Market Funds - 0.4%
MFS Institutional Money Market Portfolio, 0.46% (v)	322,557	$322,557
Total Investments		$76,692,935

Other Assets, Less Liabilities - 0.5%		375,010
Net Assets - 100.0%		$77,067,945

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$39,234,374	$—	$—	$39,234,374
Japan	1,145,547	6,079,102	—	7,224,649
Canada	6,039,616	—	—	6,039,616
Switzerland	4,862,852	—	—	4,862,852
United Kingdom	3,576,003	—	—	3,576,003
Hong Kong	1,863,653	932,810	—	2,796,463
Taiwan	2,573,054	—	—	2,573,054
Israel	1,605,477	—	—	1,605,477
New Zealand	1,385,258	—	—	1,385,258
Other Countries	4,368,472	2,704,160	—	7,072,632
Mutual Funds	322,557	—	—	322,557
Total Investments	$66,976,863	$9,716,072	$—	$76,692,935

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $8,951,976 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $821,405 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity of a similarly situated security in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$74,900,623
Gross unrealized appreciation	4,826,099
Gross unrealized depreciation	(3,033,787)
Net unrealized appreciation (depreciation)	$1,792,312

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,086,952	11,235,303	(11,999,698)	322,557

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,051	$322,557

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2016, are as follows:

United States	51.8%
Japan	9.4%
Canada	7.8%
Switzerland	6.3%
United Kingdom	4.6%
Hong Kong	3.6%
Taiwan	3.3%
Israel	2.1%
New Zealand	1.8%
Other Countries	9.3%

6

QUARTERLY REPORT

November 30, 2016

MFS® LOW VOLATILITY EQUITY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.4%
Aerospace - 3.5%
General Dynamics Corp.	2,119	$371,566
Honeywell International, Inc.	4,899	558,192
Lockheed Martin Corp.	1,282	340,051
Northrop Grumman Corp.	2,111	527,011
United Technologies Corp.	3,979	428,618

		$2,225,438
Brokerage & Asset Managers - 0.4%
Intercontinental Exchange, Inc.	4,524	$250,630

Business Services - 2.2%
Amdocs Ltd.	19,029	$1,122,140
Bright Horizons Family Solutions, Inc. (a)	3,841	264,338

		$1,386,478
Cable TV - 0.8%
Comcast Corp., “A”	6,938	$482,260

Chemicals - 0.5%
3M Co.	1,639	$281,482

Computer Software - 1.4%
Intuit, Inc.	5,819	$661,504
Oracle Corp.	6,066	243,793

		$905,297
Computer Software - Systems - 2.0%
Apple, Inc.	7,555	$834,979
International Business Machines Corp.	2,765	448,538

		$1,283,517
Construction - 0.5%
Toll Brothers, Inc. (a)	10,327	$306,299

Consumer Products - 2.3%
Colgate-Palmolive Co.	4,921	$320,996
Kimberly-Clark Corp.	1,749	202,202
Procter & Gamble Co.	11,357	936,498

		$1,459,696
Electrical Equipment - 2.0%
Johnson Controls International PLC	17,223	$774,691
MSC Industrial Direct Co., Inc., “A”	5,465	488,243

		$1,262,934
Electronics - 2.0%
Microchip Technology, Inc.	7,548	$499,527
Texas Instruments, Inc.	10,289	760,666

		$1,260,193
Energy - Independent - 0.9%
Occidental Petroleum Corp.	7,492	$534,629

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 2.7%
Chevron Corp.	4,716	$526,117
Exxon Mobil Corp.	13,563	1,184,050

		$1,710,167
Food & Beverages - 5.6%
Coca-Cola Co.	14,531	$586,326
Dr Pepper Snapple Group, Inc.	3,492	302,896
General Mills, Inc.	19,086	1,163,101
Mondelez International, Inc.	7,355	303,320
PepsiCo, Inc.	7,893	790,089
Pinnacle Foods, Inc.	7,097	351,727

		$3,497,459
Food & Drug Stores - 1.1%
CVS Health Corp.	5,398	$415,052
Kroger Co.	8,069	260,629

		$675,681
General Merchandise - 4.8%
Costco Wholesale Corp.	7,924	$1,189,472
Target Corp.	7,721	596,370
Wal-Mart Stores, Inc.	17,182	1,210,128

		$2,995,970
Health Maintenance Organizations - 1.7%
Aetna, Inc.	2,926	$382,838
UnitedHealth Group, Inc.	4,447	704,049

		$1,086,887
Insurance - 8.4%
American International Group, Inc.	6,548	$414,685
Everest Re Group Ltd.	4,248	894,416
Hartford Financial Services Group, Inc.	15,414	726,308
Loews Corp.	12,750	569,288
Markel Corp. (a)	955	857,915
MetLife, Inc.	13,693	753,252
Travelers Cos., Inc.	3,976	450,680
Validus Holdings Ltd.	11,371	617,900

		$5,284,444
Internet - 3.4%
Alphabet, Inc., “A” (a)	1,602	$1,242,960
Facebook, Inc., “A” (a)	7,419	878,558

		$2,121,518
Machinery & Tools - 0.8%
Cummins, Inc.	3,617	$512,818

Major Banks - 1.2%
Goldman Sachs Group, Inc.	1,682	$368,846
PNC Financial Services Group, Inc.	3,344	369,646

		$738,492
Medical & Health Technology & Services - 1.9%
Henry Schein, Inc. (a)	3,915	$583,178
McKesson Corp.	2,387	343,274

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - continued
MEDNAX, Inc. (a)	3,604	$235,954

		$1,162,406
Medical Equipment - 5.4%
Abbott Laboratories	14,339	$545,886
Becton, Dickinson and Co.	1,756	296,940
Cooper Cos., Inc.	3,712	610,587
Danaher Corp.	3,612	282,350
Medtronic PLC	8,383	612,043
Steris PLC	7,457	489,254
Stryker Corp.	2,313	262,896
Zimmer Biomet Holdings, Inc.	3,170	322,896

		$3,422,852
Network & Telecom - 1.8%
Cisco Systems, Inc.	29,699	$885,624
Motorola Solutions, Inc.	3,055	245,164

		$1,130,788
Oil Services - 1.3%
Schlumberger Ltd.	9,934	$834,953

Other Banks & Diversified Financials - 5.3%
Citigroup, Inc.	12,819	$722,863
M&T Bank Corp.	9,993	1,438,392
Mastercard, Inc., “A”	4,645	474,719
U.S. Bancorp	8,334	413,533
Visa, Inc., “A”	3,628	280,517

		$3,330,024
Pharmaceuticals - 6.3%
Eli Lilly & Co.	17,194	$1,154,061
Johnson & Johnson	12,698	1,413,287
Merck & Co., Inc.	19,097	1,168,545
Pfizer, Inc.	6,924	222,537

		$3,958,430
Pollution Control - 2.2%
Republic Services, Inc.	12,291	$682,028
Waste Connections, Inc.	9,395	718,153

		$1,400,181
Railroad & Shipping - 1.0%
Kansas City Southern Co.	7,046	$625,051

Real Estate - 6.7%
AvalonBay Communities, Inc., REIT	3,805	$625,884
Equity Lifestyle Properties, Inc., REIT	6,314	438,381
Mid-America Apartment Communities, Inc., REIT	4,187	383,655
Public Storage, Inc., REIT	3,967	830,293
Simon Property Group, Inc., REIT	1,821	327,143
Starwood Property Trust, Inc., REIT	49,670	1,116,085
Store Capital Corp., REIT	9,661	238,820
Sun Communities, Inc., REIT	3,962	285,938

		$4,246,199

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Restaurants - 4.3%
Brinker International, Inc.	16,095	$854,805
McDonald’s Corp.	10,967	1,308,033
Starbucks Corp.	9,424	546,309

		$2,709,147
Specialty Chemicals - 0.4%
Praxair, Inc.	2,275	$273,683

Specialty Stores - 1.7%
AutoZone, Inc. (a)	950	$744,021
Home Depot, Inc.	2,567	332,170

		$1,076,191
Telephone Services - 1.3%
Verizon Communications, Inc.	16,654	$831,035

Tobacco - 1.9%
Altria Group, Inc.	7,124	$455,437
Philip Morris International, Inc.	5,536	488,717
Reynolds American, Inc.	4,959	268,282

		$1,212,436
Utilities - Electric Power - 7.7%
Alliant Energy Corp.	20,678	$742,754
American Electric Power Co., Inc.	5,889	347,745
Consolidated Edison, Inc.	3,258	227,311
Dominion Resources, Inc.	11,755	861,524
DTE Energy Co.	3,094	288,020
Exelon Corp.	7,572	246,166
FirstEnergy Corp.	8,292	259,457
NextEra Energy, Inc.	5,831	666,075
Pinnacle West Capital Corp.	3,492	258,164
Southern Co.	6,581	308,122
WEC Energy Group, Inc.	5,293	296,461
Xcel Energy, Inc.	8,766	341,961

		$4,843,760
Total Common Stocks		$61,319,425

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.46% (v)	1,361,936	$1,361,936
Total Investments		$62,681,361

Other Assets, Less Liabilities - 0.4%		274,535
Net Assets - 100.0%		$62,955,896

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$61,319,425	$—	$—	$61,319,425
Mutual Funds	1,361,936	—	—	1,361,936
Total Investments	$62,681,361	$—	$—	$62,681,361

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$58,583,667
Gross unrealized appreciation	4,962,825
Gross unrealized depreciation	(865,131)
Net unrealized appreciation (depreciation)	$4,097,694

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Insitutional Money Market Portfolio	379,373	6,640,369	(5,657,806)	1,361,936

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Insitutional Money Market Portfolio	$8	$—	$918	$1,361,936

6

QUARTERLY REPORT

November 30, 2016

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.7%
Aerospace - 1.9%
HEICO Corp.	78,894	$6,193,178
Leidos Holdings, Inc.	276,441	14,153,779

		$20,346,957
Automotive - 2.5%
Fenix Parts, Inc. (a)(h)	1,338,451	$4,590,887
Harman International Industries, Inc.	91,121	9,965,904
Kar Auction Services, Inc.	288,570	12,166,111

		$26,722,902
Biotechnology - 3.7%
ACADIA Pharmaceuticals, Inc. (a)(l)	110,073	$2,970,870
Alder Biopharmaceuticals, Inc. (a)	91,481	2,154,378
Amicus Therapeutics, Inc. (a)	603,432	3,608,523
Bio-Techne Corp.	51,319	5,406,970
Exact Sciences Corp. (a)	204,914	3,026,580
MiMedx Group, Inc. (a)(l)	638,132	6,049,490
Neurocrine Biosciences, Inc. (a)	76,944	3,574,049
Spark Therapeutics, Inc. (a)	70,353	3,870,119
Tesaro, Inc. (a)	56,426	7,656,444
VTV Therapeutics, Inc. (a)	275,016	1,435,584

		$39,753,007
Brokerage & Asset Managers - 1.7%
NASDAQ, Inc.	130,190	$8,343,877
Raymond James Financial, Inc.	135,381	9,739,309

		$18,083,186
Business Services - 9.4%
Bright Horizons Family Solutions, Inc. (a)	499,197	$34,354,738
CoStar Group, Inc. (a)	38,607	7,378,184
Gartner, Inc. (a)	112,532	11,570,540
Global Payments, Inc.	139,912	9,590,968
Travelport Worldwide Ltd.	609,880	8,538,320
Tyler Technologies, Inc. (a)	33,410	4,974,749
Ultimate Software Group, Inc. (a)	50,879	10,426,633
WNS (Holdings) Ltd., ADR (a)	342,936	8,583,688
Zendesk, Inc. (a)	339,891	7,236,279

		$102,654,099
Chemicals - 1.7%
FMC Corp.	118,544	$6,652,689
Ingevity Corp. (a)	228,727	11,978,433

		$18,631,122
Computer Software - 6.5%
2U, Inc. (a)	283,020	$9,356,641
Aspen Technology, Inc. (a)	258,428	13,652,751
Cadence Design Systems, Inc. (a)	502,965	13,217,920
Paylocity Holding Corp. (a)	182,886	6,055,355
Sabre Corp.	616,891	15,946,632
SecureWorks Corp. (a)(h)(l)	610,636	7,541,355
Twilio, Inc., “A” (a)(l)	131,462	4,459,191

		$70,229,845

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 6.0%
Kinaxis, Inc. (a)	113,691	$5,249,100
Model N, Inc. (a)	542,928	4,859,205
NICE Systems Ltd., ADR	231,728	15,245,385
Proofpoint, Inc. (a)	95,506	7,354,917
Q2 Holdings, Inc. (a)	363,222	10,715,049
Rapid7, Inc. (a)	383,645	4,450,282
SS&C Technologies Holdings, Inc.	565,166	16,960,632

		$64,834,570
Construction - 4.5%
GMS, Inc. (a)	442,952	$11,122,525
Lennox International, Inc.	55,751	8,288,501
Pool Corp.	69,135	6,955,672
Siteone Landscape Supply, Inc. (a)	286,516	9,598,286
Summit Materials, Inc., “A” (a)	379,899	9,030,199
Techtronic Industries Co. Ltd.	1,013,500	3,965,818

		$48,961,001
Consumer Products - 0.2%
E.L.F. Beauty, Inc. (a)	61,027	$1,920,520

Consumer Services - 1.4%
Carriage Services, Inc.	220,291	$5,978,698
Nord Anglia Education, Inc. (a)(l)	373,564	8,965,536

		$14,944,234
Containers - 2.1%
Berry Plastics Group, Inc. (a)	455,648	$22,677,601

Electrical Equipment - 0.5%
WESCO International, Inc. (a)	83,476	$5,668,020

Electronics - 3.3%
Inphi Corp. (a)	178,874	$8,079,739
Mellanox Technologies Ltd. (a)	68,519	2,840,113
Monolithic Power Systems, Inc.	150,593	12,354,650
Silicon Laboratories, Inc. (a)	198,459	13,167,754

		$36,442,256
Engineering - Construction - 0.6%
Team, Inc. (a)	182,195	$6,249,289

Entertainment - 1.7%
Live Nation, Inc. (a)	676,875	$18,735,900

Food & Beverages - 2.3%
Blue Buffalo Pet Products, Inc. (a)	238,726	$5,593,350
Cal-Maine Foods, Inc. (l)	116,700	4,749,690
Flex Pharma, Inc. (a)(l)	222,918	1,370,946
Greencore Group PLC	1,392,919	5,071,605
Snyders-Lance, Inc.	221,176	8,241,018

		$25,026,609

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - 1.5%
Five Below, Inc. (a)	288,724	$11,364,177
Ollie’s Bargain Outlet Holdings, Inc. (a)	178,715	5,370,386

		$16,734,563
Internet - 1.4%
LogMeIn, Inc.	151,373	$15,265,967

Machinery & Tools - 3.6%
Allison Transmission Holdings, Inc.	372,226	$12,346,736
Ritchie Bros. Auctioneers, Inc.	238,483	9,117,205
SPX FLOW, Inc. (a)	325,206	10,191,956
WABCO Holdings, Inc. (a)	81,607	8,039,106

		$39,695,003
Medical & Health Technology & Services - 6.2%
Capital Senior Living Corp. (a)	421,058	$6,560,084
Healthcare Services Group, Inc.	491,642	19,149,456
INC Research Holdings, Inc., “A” (a)	142,619	7,059,641
MEDNAX, Inc. (a)	166,306	10,888,054
Medpace Holdings, Inc. (a)	189,291	6,753,903
Teladoc, Inc. (a)(l)	410,079	7,524,950
VCA, Inc. (a)	144,399	9,039,377

		$66,975,465
Medical Equipment - 11.0%
DexCom, Inc. (a)	77,671	$5,071,140
ICU Medical, Inc. (a)	61,370	9,220,843
Insulet Corp. (a)	172,166	5,793,386
Integra LifeSciences Holdings Corp. (a)	111,347	8,996,838
iRhythm Technologies, Inc. (a)	184,781	5,635,821
Masimo Corp. (a)	229,321	14,188,090
Merit Medical Systems, Inc. (a)	288,512	6,794,458
Nevro Corp. (a)	57,806	4,394,990
NxStage Medical, Inc. (a)	485,172	11,993,452
Obalon Therapeutics, Inc. (a)	287,124	3,502,913
PerkinElmer, Inc.	316,291	16,042,280
Steris PLC	269,867	17,705,974
VWR Corp. (a)	354,881	9,652,763

		$118,992,948
Oil Services - 1.3%
Forum Energy Technologies, Inc. (a)	412,529	$8,972,506
Patterson-UTI Energy, Inc.	202,905	5,411,476

		$14,383,982
Other Banks & Diversified Financials - 4.6%
Bank of The Ozarks, Inc.	206,363	$10,012,733
Element Fleet Management Corp.	893,272	7,447,812
First Republic Bank	67,580	5,534,802
Texas Capital Bancshares, Inc. (a)	104,807	7,624,709
Webster Financial Corp.	219,382	10,883,541
Wintrust Financial Corp.	122,897	8,091,538

		$49,595,135

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Pharmaceuticals - 1.5%
Aratana Therapeutics, Inc. (a)	608,472	$4,338,405
Collegium Pharmaceutical, Inc. (a)	275,655	4,564,847
MediWound Ltd. (a)	309,012	1,653,214
TherapeuticsMD, Inc. (a)(l)	931,109	5,530,787

		$16,087,253
Pollution Control - 1.3%
Clean Harbors, Inc. (a)	209,556	$11,075,035
Stericycle, Inc. (a)	40,436	2,950,615

		$14,025,650
Railroad & Shipping - 0.3%
StealthGas, Inc. (a)	976,797	$3,477,397

Real Estate - 2.1%
Big Yellow Group PLC, REIT	458,482	$3,811,921
Life Storage, Inc., REIT	109,146	8,865,930
Tanger Factory Outlet Centers, Inc., REIT	282,080	9,723,298

		$22,401,149
Restaurants - 5.8%
Dave & Buster’s, Inc. (a)	195,071	$9,139,076
Domino’s Pizza, Inc.	32,250	5,419,290
Domino’s Pizza Group PLC	1,556,943	6,818,162
Dunkin Brands Group, Inc.	188,613	10,239,800
Performance Food Group Co. (a)	230,853	4,870,998
U.S. Foods Holding Corp. (a)	422,754	9,664,156
Wingstop, Inc.	222,703	6,834,755
Zoe’s Kitchen, Inc. (a)(l)	402,083	9,915,367

		$62,901,604
Special Products & Services - 1.2%
Boyd Group Income Fund, IEU	179,601	$11,585,220
Nexeo Solutions Holdings LLC (a)(z)	233,087	1,864,696

		$13,449,916
Specialty Chemicals - 4.9%
Axalta Coating Systems Ltd. (a)	558,999	$14,768,754
Ferroglobe PLC	733,041	8,363,998
Ferroglobe Representation and Warranty Insurance Trust (a)	733,041	0
Nexeo Solutions, Inc., EU (a)	707,014	5,656,111
PolyOne Corp.	205,742	6,783,314
RPM International, Inc.	225,882	11,951,417
Univar, Inc. (a)	228,154	5,681,035

		$53,204,629
Specialty Stores - 1.3%
Citi Trends, Inc.	434,793	$7,548,006
Urban Outfitters, Inc. (a)	208,583	6,591,223

		$14,139,229
Trucking - 0.7%
Swift Transportation Co. (a)	308,458	$7,702,196
Total Common Stocks		$1,070,913,204

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.46% (v)	14,860,908	$14,860,908

Collateral for Securities Loaned - 1.7%
State Street Navigator Securities Lending U.S. Government Fund, 0.26% (j)	18,894,366	$18,894,366
Total Investments		$1,104,668,478

Other Assets, Less Liabilities - (1.8)%		(19,361,006)
Net Assets - 100.0%		$1,085,307,472

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Nexeo Solutions Holdings LLC	5/06/16	$2,330,870	$1,864,696
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$979,921,139	$—	$0	$979,921,139
Canada	33,399,338	—	—	33,399,338
Israel	16,898,599	—	—	16,898,599
United Kingdom	15,701,689	—	—	15,701,689
Hong Kong	8,965,536	3,965,818	—	12,931,354
India	8,583,688	—	—	8,583,688
Greece	3,477,397	—	—	3,477,397
Mutual Funds	33,755,274	—	—	33,755,274
Total Investments	$1,100,702,660	$3,965,818	$0	$1,104,668,478

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,965,818 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $7,520,808 would have been

6

Supplemental Information (unaudited) – continued

considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/16	$—
Received as part of corporate action	0
Balance as of 11/30/16	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at November 30, 2016 is $0. At November 30, 2016, the fund held 1 level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$948,935,582
Gross unrealized appreciation	215,996,953
Gross unrealized depreciation	(60,264,057)
Net unrealized appreciation (depreciation)	$155,732,896

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	15,910,051	89,965,478	(91,014,621)	14,860,908

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(75)	$—	$ 19,164	$14,860,908

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Fenix Parts, Inc.	1,338,451	—	—	1,338,451
SecureWorks Corp.	610,636	—	—	610,636

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Fenix Parts, Inc.	$—	$—	$—	$4,590,887
SecureWorks Corp.	—	—	—	7,541,355

Total	$—	$—	$—	$12,132,242

7

QUARTERLY REPORT

November 30, 2016

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.0%
Airlines - 0.4%
Aena S.A.	183,759	$24,364,091

Alcoholic Beverages - 0.5%
AmBev S.A., ADR	5,988,413	$29,882,181

Apparel Manufacturers - 1.3%
LVMH Moet Hennessy Louis Vuitton S.A. (l)	457,151	$83,190,600

Automotive - 3.5%
GKN PLC	21,470,676	$83,251,849
Koito Manufacturing Co. Ltd.	1,035,200	54,932,208
USS Co. Ltd.	4,717,500	76,732,418

		$214,916,475
Broadcasting - 1.0%
WPP PLC	2,955,731	$63,202,399

Business Services - 3.5%
Amadeus IT Holding S.A.	1,136,779	$51,517,885
Cerved Information Solutions S.p.A.	1,869,766	15,110,241
Cognizant Technology Solutions Corp., “A” (a)	1,569,602	86,453,678
Mitsubishi Corp.	1,688,300	37,129,307
Nomura Research, Inc.	746,700	25,736,004

		$215,947,115
Chemicals - 0.7%
Orica Ltd.	3,721,028	$46,581,888

Computer Software - 0.7%
Check Point Software Technologies Ltd. (a)	512,845	$42,222,529

Construction - 1.9%
Techtronic Industries Co. Ltd.	11,932,500	$46,691,783
Toto Ltd.	1,906,800	74,588,686

		$121,280,469
Consumer Products - 3.1%
L’Oréal	538,427	$91,903,457
Reckitt Benckiser Group PLC	1,176,582	99,560,755

		$191,464,212
Containers - 1.0%
Brambles Ltd.	6,805,138	$59,300,610

Electrical Equipment - 2.4%
Legrand S.A.	397,450	$22,220,266
Schneider Electric S.A.	1,874,971	124,835,117

		$147,055,383
Electronics - 3.3%
Broadcom Corp.	240,738	$41,043,422
Mellanox Technologies Ltd. (a)	675,860	28,014,397
Samsung Electronics Co. Ltd.	33,919	50,185,464

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	15,193,326	$87,054,997

		$206,298,280
Energy - Independent - 1.7%
Cairn Energy PLC (a)	8,697,054	$22,786,385
Galp Energia SGPS S.A., “B”	3,408,618	46,115,130
Oil Search Ltd.	7,111,187	34,810,304

		$103,711,819
Energy - Integrated - 2.6%
BP PLC	16,958,547	$97,488,522
Eni S.p.A.	4,805,110	66,918,005

		$164,406,527
Food & Beverages - 4.9%
Danone S.A.	1,610,320	$101,309,545
Nestle S.A.	3,048,923	205,120,816

		$306,430,361
Food & Drug Stores - 0.9%
Sundrug Co. Ltd.	797,400	$55,797,576

Gaming & Lodging - 0.5%
Paddy Power PLC	279,656	$29,287,088

General Merchandise - 0.5%
PriceSmart, Inc.	334,242	$30,516,295

Insurance - 6.2%
AIA Group Ltd.	16,204,000	$98,813,795
AMP Ltd.	10,981,600	38,113,999
Aon PLC	624,108	71,210,723
Hiscox Ltd.	3,197,755	41,890,781
Swiss Re Ltd.	595,106	54,786,979
Zurich Insurance Group AG	312,514	81,916,968

		$386,733,245
Internet - 1.5%
Alibaba Group Holding Ltd., ADR (a)	569,119	$53,508,568
NAVER Corp.	57,897	39,520,813

		$93,029,381
Machinery & Tools - 4.8%
Daikin Industries Ltd.	921,700	$88,231,868
GEA Group AG	1,315,608	49,039,176
Kubota Corp.	5,883,500	90,620,052
Schindler Holding AG	381,958	67,848,544

		$295,739,640
Major Banks - 5.4%
Barclays PLC	32,314,706	$87,313,221
BNP Paribas	1,667,986	96,840,877
Lloyds TSB Group PLC	90,818,169	65,758,639
Sumitomo Mitsui Financial Group, Inc.	2,215,200	83,462,618

		$333,375,355

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical Equipment - 0.3%
Terumo Corp.	538,700	$19,262,774

Metals & Mining - 2.0%
Iluka Resources Ltd.	6,255,992	$28,337,137
Rio Tinto Ltd.	2,592,514	96,988,198

		$125,325,335
Natural Gas - Distribution - 1.4%
China Resources Gas Group Ltd.	13,706,000	$40,641,784
Engie	3,567,162	44,044,638

		$84,686,422
Natural Gas - Pipeline - 1.3%
APA Group	7,102,440	$41,801,025
Enbridge, Inc.	915,391	38,501,892

		$80,302,917
Oil Services - 0.4%
Technip	330,729	$22,910,186

Other Banks & Diversified Financials - 10.4%
ABN AMRO Group N.V., GDR	2,231,235	$48,241,385
Aeon Credit Service Co. Ltd.	3,705,700	61,672,591
DnB NOR A.S.A.	5,341,210	78,671,757
Element Fleet Management Corp.	2,637,304	21,988,986
HDFC Bank Ltd., ADR	957,980	61,808,870
Intesa Sanpaolo S.p.A.	31,863,950	70,784,012
Julius Baer Group Ltd.	935,367	41,335,733
KBC Groep N.V.	1,092,768	65,529,250
Mastercard, Inc., “A”	792,936	81,038,059
UBS AG	7,070,067	112,445,149

		$643,515,792
Pharmaceuticals - 9.9%
Bayer AG	1,236,583	$116,105,358
Novartis AG	2,748,016	189,877,175
Roche Holding AG	860,841	191,947,138
Santen Pharmaceutical Co. Ltd.	6,700,800	83,087,641
Shionogi & Co. Ltd.	763,800	36,118,684

		$617,135,996
Printing & Publishing - 1.5%
RELX N.V.	5,671,840	$91,612,181

Real Estate - 2.2%
LEG Immobilien AG	936,904	$70,997,887
Mitsui Fudosan Co. Ltd.	2,842,000	68,308,985

		$139,306,872
Restaurants - 1.0%
Whitbread PLC	895,585	$38,816,045
Yum China Holdings, Inc. (a)	836,405	23,519,709

		$62,335,754

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 6.0%
Akzo Nobel N.V.	1,481,915	$92,288,878
Croda International PLC	1,561,459	63,729,591
Linde AG	627,525	104,550,920
Nippon Paint Holdings Co. Ltd.	1,394,100	45,218,030
Sika AG	4,534	21,998,841
Symrise AG	744,158	45,042,408

		$372,828,668
Specialty Stores - 1.5%
Dufry AG (a)	220,189	$27,244,788
Esprit Holdings Ltd. (a)	15,854,600	12,979,657
Just Eat PLC (a)	3,866,977	28,328,598
Ryohin Keikaku Co. Ltd.	140,500	27,808,066

		$96,361,109
Telecommunications - Wireless - 3.3%
KDDI Corp.	4,021,600	$105,421,777
SoftBank Corp.	968,400	57,866,247
Vodafone Group PLC	17,247,301	41,843,263

		$205,131,287
Telephone Services - 1.2%
BT Group PLC	11,721,264	$52,371,003
Hellenic Telecommunications Organization S.A.	2,539,518	23,146,964

		$75,517,967
Tobacco - 1.4%
Japan Tobacco, Inc.	2,524,400	$87,844,919

Trucking - 1.0%
Yamato Holdings Co. Ltd.	3,047,100	$61,732,173

Utilities - Electric Power - 0.9%
Enel S.p.A.	14,345,739	$57,989,305
Total Common Stocks		$6,088,533,176

Money Market Funds - 1.6%
MFS Institutional Money Market Portfolio, 0.46% (v)	99,666,388	$99,666,388

Collateral for Securities Loaned - 1.0%
State Street Navigator Securities Lending U.S. Government Fund, 0.26% (j)	62,147,877	$62,147,877
Total Investments		$6,250,347,441

Other Assets, Less Liabilities - (0.6)%		(36,038,857)
Net Assets - 100.0%		$6,214,308,584

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$203,213,052	$1,038,359,572	$—	$1,241,572,624
Switzerland	994,522,131	—	—	994,522,131
United Kingdom	883,329,249	—	—	883,329,249
France	587,254,686	—	—	587,254,686
Germany	385,735,749	—	—	385,735,749
United States	338,276,574	—	—	338,276,574
Australia	79,915,024	169,029,939	—	248,944,963
Netherlands	232,142,444	—	—	232,142,444
Italy	210,801,563	—	—	210,801,563
Other Countries	782,020,949	183,932,244	—	965,953,193
Mutual Funds	161,814,265	—	—	161,814,265
Total Investments	$4,859,025,686	$1,391,321,755	$—	$6,250,347,441

For further information regarding security characteristics, see the Portfolio of Investments.

5

Supplemental Information (unaudited) – continued

Of the level 2 investments presented above, equity investments amounting to $1,266,636,443 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Securities Lending Collateral

At November 30, 2016, the value of securities loaned was $70,332,363. These loans were collateralized by cash of $62,147,877 and U.S. Treasury Obligations of $11,727,654.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,580,436,132
Gross unrealized appreciation	389,361,008
Gross unrealized depreciation	(719,449,699)
Net unrealized appreciation (depreciation)	$(330,088,691)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	41,698,907	327,551,963	(269,584,482)	99,666,388

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,396)	$—	$54,886	$99,666,388

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2016, are as follows:

Japan	20.0%
Switzerland	16.0%
United Kingdom	14.2%
France	9.4%
United States	7.5%
Germany	6.2%
Australia	4.0%
Netherlands	3.7%
Italy	3.4%
Other Countries	15.6%

6

QUARTERLY REPORT

November 30, 2016

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 97.8%
Aerospace - 0.7%
Leidos Holdings, Inc.	84,740	$4,338,686

Broadcasting - 1.4%
Time Warner, Inc.	101,197	$9,291,909

Brokerage & Asset Managers - 2.2%
Intercontinental Exchange, Inc.	111,585	$6,181,809
NASDAQ, Inc.	124,428	7,974,591

		$14,156,400
Business Services - 8.7%
Cognizant Technology Solutions Corp., “A” (a)	168,726	$9,293,428
Equifax, Inc.	48,812	5,586,533
Fidelity National Information Services, Inc.	166,540	12,855,223
Fiserv, Inc. (a)	86,472	9,046,701
FleetCor Technologies, Inc. (a)	54,039	8,070,184
Global Payments, Inc.	110,909	7,602,812
Verisk Analytics, Inc., “A” (a)	36,945	3,069,391

		$55,524,272
Cable TV - 0.5%
Charter Communications, Inc., “A” (a)	11,907	$3,278,116

Computer Software - 15.5%
Adobe Systems, Inc. (a)	202,436	$20,812,445
Akamai Technologies, Inc. (a)	108,329	7,225,544
Cadence Design Systems, Inc. (a)	205,102	5,390,081
Microsoft Corp.	648,277	39,065,172
Red Hat, Inc. (a)	50,206	3,971,797
Salesforce.com, Inc. (a)	300,646	21,646,512
Twilio, Inc., “A” (a)(l)	26,197	888,602

		$99,000,153
Computer Software - Systems - 10.9%
Apple, Inc.	159,958	$17,678,558
Constellation Software, Inc.	18,062	8,423,107
Hewlett Packard Enterprises	950,038	22,610,904
Kinaxis, Inc. (a)	45,593	2,105,023
NICE Systems Ltd., ADR	49,731	3,271,802
ServiceNow, Inc. (a)	48,504	4,033,108
SS&C Technologies Holdings, Inc.	182,098	5,464,761
Vantiv, Inc., “A” (a)	50,220	2,833,915
Verint Systems, Inc. (a)	85,600	3,214,280

		$69,635,458
Consumer Services - 1.8%
Priceline Group, Inc. (a)	7,810	$11,743,741

Electrical Equipment - 1.4%
Amphenol Corp., “A”	129,423	$8,834,414

Electronics - 11.5%
Applied Materials, Inc.	240,389	$7,740,526
Broadcom Corp.	82,289	14,029,452

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Coherent, Inc. (a)	20,900	$2,727,450
Mellanox Technologies Ltd. (a)	57,872	2,398,794
Microchip Technology, Inc.	366,395	24,248,021
NXP Semiconductors N.V. (a)	163,359	16,197,045
Silicon Laboratories, Inc. (a)	100,151	6,645,019

		$73,986,307
Entertainment - 0.9%
Netflix, Inc. (a)	47,595	$5,568,615

Internet - 21.4%
Alibaba Group Holding Ltd., ADR (a)	112,744	$10,600,191
Alphabet, Inc., “A” (a)(s)	100,605	78,057,407
Facebook, Inc., “A” (a)(s)	368,192	43,601,297
LogMeIn, Inc.	48,071	4,847,960

		$137,106,855
Leisure & Toys - 2.7%
Activision Blizzard, Inc.	215,692	$7,896,484
Electronic Arts, Inc. (a)	119,215	9,446,597

		$17,343,081
Network & Telecom - 3.0%
Cisco Systems, Inc.	605,561	$18,057,829
Harris Corp.	9,273	960,312

		$19,018,141
Other Banks & Diversified Financials - 6.3%
Mastercard, Inc., “A”	176,830	$18,072,026
Visa, Inc., “A”	287,726	22,246,974

		$40,319,000
Specialty Stores - 7.4%
Amazon.com, Inc. (a)(s)	63,226	$47,455,539

Telecommunications - Wireless - 1.5%
American Tower Corp., REIT	41,374	$4,231,319
SBA Communications Corp. (a)	53,805	5,324,543

		$9,555,862
Total Common Stocks		$626,156,549

Collateral for Securities Loaned - 0.1%
State Street Navigator Securities Lending U.S. Government Fund, 0.26%, at Net Asset Value (j)	795,329	$795,329

Money Market Funds - 1.5%
MFS Institutional Money Market Portfolio, 0.46% (v)	9,799,873	$9,799,873
Total Investments		$636,751,751
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Specialty Stores - 0.0%
Amazon.com, Inc. - December 2016 @ $790 (Premiums Received, $18,446)	(24)	$(7,416)

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Securities Sold Short - (1.4)%
Computer Software - Systems - (1.0)%
International Business Machines Corp.	(33,358)	$(5,411,335)
Luxoft Holding, Inc. (a)	(11,863)	(650,686)

		$(6,062,021)
Electrical Equipment - (0.4)%
Belden, Inc.	(35,246)	$(2,604,679)
Total Securities Sold Short		$(8,666,700)

Other Assets, Less Liabilities - 2.0%		12,607,587
Net Assets - 100.0%		$640,685,222

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At November 30, 2016, the fund had cash collateral of $6,804,583 and other liquid securities with an aggregate value of $7,407,300 to cover any commitments for securities sold short.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$626,156,549	$—	$—	$626,156,549
Mutual Funds	10,595,202	—	—	10,595,202
Total Investments	$636,751,751	$—	$—	$636,751,751
Short Sales	$(8,666,700)	$—	$—	$(8,666,700)

Other Financial Instruments
Written Options	$(7,416)	$—	$—	$(7,416)

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$481,913,800
Gross unrealized appreciation	158,023,010
Gross unrealized depreciation	(3,185,059)
Net unrealized appreciation (depreciation)	$154,837,951

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,566,726	60,987,151	(67,754,004)	9,799,873

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$58	$—	$10,956	$9,799,873

5

QUARTERLY REPORT

November 30, 2016

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 99.5%
Fannie Mae, 0.305%, due 12/01/2016	$12,571,000	$12,571,000
Fannie Mae, 0.254%, due 12/21/2016	6,000,000	5,999,167
Fannie Mae, 0.417%, due 1/11/2017	5,088,000	5,085,624
Fannie Mae, 0.386%, due 1/18/2017	5,400,000	5,397,271
Fannie Mae, 0.397%, due 1/20/2017	4,000,000	3,997,833
Fannie Mae, 0.356%, due 2/01/2017	7,091,000	7,086,726
Fannie Mae, 0.387%, due 2/01/2017	6,000,000	5,996,073
Federal Farm Credit Bank, 0.254%, due 12/09/2016	4,000,000	3,999,778
Federal Farm Credit Bank, 0.285%, due 12/15/2016	5,876,000	5,875,360
Federal Farm Credit Bank, 0.437%, due 1/30/2017	3,500,000	3,497,492
Federal Farm Credit Bank, 0.428%, due 2/22/2017	6,000,000	5,994,190
Federal Home Loan Bank, 0.264%, due 12/02/2016	5,823,000	5,822,958
Federal Home Loan Bank, 0.299%, due 12/02/2016	12,595,000	12,594,897
Federal Home Loan Bank, 0.336%, due 12/02/2016	2,975,000	2,974,973
Federal Home Loan Bank, 0.351%, due 12/02/2016	1,900,000	1,899,982
Federal Home Loan Bank, 0.254%, due 12/05/2016	11,275,000	11,274,687
Federal Home Loan Bank, 0.28%, due 12/12/2016	10,128,000	10,127,149
Federal Home Loan Bank, 0.28%, due 12/13/2016	3,326,000	3,325,695
Federal Home Loan Bank, 0.397%, due 1/04/2017	9,091,000	9,087,651
Federal Home Loan Bank, 0.305%, due 1/06/2017	10,878,000	10,874,737
Federal Home Loan Bank, 0.326%, due 1/06/2017	12,600,000	12,595,968
Federal Home Loan Bank, 0.356%, due 1/11/2017	4,896,000	4,894,048
Federal Home Loan Bank, 0.326%, due 1/13/2017	236,000	235,910
Federal Home Loan Bank, 0.366%, due 1/13/2017	12,840,000	12,834,479
Federal Home Loan Bank, 0.356%, due 1/18/2017	12,834,000	12,828,011
Federal Home Loan Bank, 0.457%, due 1/18/2017	620,000	619,629
Federal Home Loan Bank, 0.361%, due 1/25/2017	5,200,000	5,197,180
Freddie Mac, 0.254%, due 12/06/2016	5,500,000	5,499,809
Freddie Mac, 0.315%, due 12/20/2016	861,000	860,859
Freddie Mac, 0.325%, due 1/03/2017	9,636,000	9,633,173
Freddie Mac, 0.438%, due 1/19/2017	15,537,000	15,527,907
Freddie Mac, 0.387%, due 1/23/2017	6,100,000	6,096,587
Freddie Mac, 0.407%, due 1/23/2017	7,400,000	7,395,642
Freddie Mac, 0.346%, due 1/30/2017	12,000,000	11,993,200
Freddie Mac, 0.346%, due 2/06/2017	8,854,000	8,848,397
Freddie Mac, 0.361%, due 2/07/2017	12,855,000	12,846,380
Freddie Mac, 0.402%, due 2/23/2017	5,900,000	5,894,562
U.S. Treasury Bill, 0.275%, due 12/08/2016	2,350,000	2,349,877
U.S. Treasury Bill, 0.331%, due 12/08/2016	3,149,000	3,148,801
U.S. Treasury Bill, 0.351%, due 12/15/2016	6,350,000	6,349,148
U.S. Treasury Bill, 0.374%, due 12/15/2016	5,638,000	5,637,194
U.S. Treasury Bill, 0.326%, due 1/05/2017	13,495,000	13,490,802
U.S. Treasury Bill, 0.351%, due 1/12/2017	3,000,000	2,998,793
U.S. Treasury Bill, 0.359%, due 1/12/2017	12,840,000	12,834,720
U.S. Treasury Bill, 0.336%, due 1/26/2017	12,925,000	12,918,365
U.S. Treasury Bill, 0.387%, due 1/26/2017	1,033,000	1,032,389
U.S. Treasury Bill, 0.356%, due 2/09/2017	3,100,000	3,097,890
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$331,142,963

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Repurchase Agreements - 0.7%
Bank of America N.A.,Repurchase Agreement, 0.26%, dated 11/30/2016, due 12/01/2016, total to be received $2,338,017 (secured by U.S. Federal Agency obligations valued at $2,390,614 in a jointly traded account), at Cost and Value	$2,338,000	$2,338,000
Total Investments, at Amortized Cost and Value		$333,480,963

Other Assets, Less Liabilities - (0.2)%		(527,561)
Net Assets - 100.0%		$332,953,402

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $333,480,963.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$333,480,963	$—	$333,480,963

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

November 30, 2016

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.5%
Aerospace - 5.2%
Honeywell International, Inc.	6,407,073	$730,021,898
Lockheed Martin Corp.	1,900,182	504,023,276
Northrop Grumman Corp.	1,565,844	390,912,955
United Technologies Corp.	4,268,425	459,794,741

		$2,084,752,870
Alcoholic Beverages - 1.0%
Diageo PLC	15,529,508	$389,581,806

Apparel Manufacturers - 0.3%
Hanesbrands, Inc.	4,603,079	$106,929,525

Automotive - 1.4%
Delphi Automotive PLC	5,239,918	$335,354,752
Harley-Davidson, Inc.	3,529,664	214,921,241

		$550,275,993
Broadcasting - 2.8%
Interpublic Group of Companies, Inc.	3,719,907	$89,538,161
Omnicom Group, Inc.	7,005,807	609,084,861
Time Warner, Inc.	3,700,536	339,783,216
Walt Disney Co.	903,986	89,603,092

		$1,128,009,330
Brokerage & Asset Managers - 2.5%
BlackRock, Inc.	1,019,323	$377,954,775
Franklin Resources, Inc.	6,392,853	250,983,409
NASDAQ, Inc.	5,760,114	369,165,706

		$998,103,890
Business Services - 4.9%
Accenture PLC, “A”	9,011,605	$1,076,255,985
Amdocs Ltd.	1,377,336	81,221,504
Cognizant Technology Solutions Corp., “A” (a)	2,694,761	148,427,436
Equifax, Inc.	1,043,331	119,409,233
Fidelity National Information Services, Inc.	4,789,246	369,681,899
Fiserv, Inc. (a)	1,699,006	177,750,008

		$1,972,746,065
Cable TV - 1.3%
Comcast Corp., “A”	7,562,835	$525,692,661

Chemicals - 5.0%
3M Co.	4,560,264	$783,179,739
E.I. du Pont de Nemours & Co.	4,648,479	342,174,539
Monsanto Co.	1,444,204	148,334,193
PPG Industries, Inc.	7,704,554	739,097,865

		$2,012,786,336
Computer Software - 0.6%
Oracle Corp.	6,366,817	$255,882,375

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 0.7%
International Business Machines Corp.	1,713,551	$277,972,243

Construction - 1.0%
Sherwin-Williams Co.	746,638	$200,599,231
Stanley Black & Decker, Inc.	1,778,531	210,987,133

		$411,586,364
Consumer Products - 1.0%
Coty, Inc., “A”	9,390,424	$175,694,833
Newell Brands, Inc.	1,494,838	70,272,334
Procter & Gamble Co.	1,895,791	156,326,925

		$402,294,092
Containers - 0.5%
Crown Holdings, Inc. (a)	3,624,784	$197,152,002

Electrical Equipment - 2.5%
Johnson Controls International PLC	18,252,225	$820,985,081
Pentair PLC	2,894,526	166,319,464

		$987,304,545
Electronics - 1.6%
Texas Instruments, Inc.	8,695,456	$642,855,062

Energy - Independent - 1.9%
EOG Resources, Inc.	4,168,033	$427,306,743
Occidental Petroleum Corp.	4,924,066	351,381,350

		$778,688,093
Energy - Integrated - 2.1%
Chevron Corp.	3,744,416	$417,727,049
Exxon Mobil Corp.	4,898,942	427,677,637

		$845,404,686
Food & Beverages - 4.8%
Archer Daniels Midland Co.	7,381,330	$319,094,896
Danone S.A.	2,627,272	165,288,720
General Mills, Inc.	6,332,645	385,911,386
J.M. Smucker Co.	1,666,692	209,919,856
Mead Johnson Nutrition Co., “A”	1,450,505	104,566,905
Nestle S.A.	8,251,331	555,120,528
PepsiCo, Inc.	1,834,818	183,665,282

		$1,923,567,573
Food & Drug Stores - 1.7%
CVS Health Corp.	8,652,025	$665,254,202

General Merchandise - 0.5%
Target Corp.	2,792,863	$215,720,738

Health Maintenance Organizations - 0.5%
Cigna Corp.	1,526,869	$205,730,329

Insurance - 7.8%
Aon PLC	5,520,637	$629,904,682
Chubb Ltd.	5,919,260	757,665,280

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
MetLife, Inc.	11,448,752	$629,795,848
Prudential Financial, Inc.	3,495,108	351,607,865
Travelers Cos., Inc.	6,809,345	771,839,256

		$3,140,812,931
Machinery & Tools - 2.7%
Deere & Co.	785,416	$78,698,683
Eaton Corp. PLC	5,892,405	391,903,857
Illinois Tool Works, Inc.	3,033,651	379,752,432
Ingersoll-Rand Co. Ltd., “A”	2,917,592	217,477,308

		$1,067,832,280
Major Banks - 13.5%
Bank of New York Mellon Corp.	9,579,725	$454,270,560
Goldman Sachs Group, Inc.	4,177,075	915,990,777
JPMorgan Chase & Co.	23,786,959	1,907,000,503
PNC Financial Services Group, Inc.	4,162,718	460,146,848
State Street Corp.	4,291,088	338,137,734
Wells Fargo & Co.	25,799,513	1,365,310,228

		$5,440,856,650
Medical & Health Technology & Services - 1.3%
Express Scripts Holding Co. (a)	3,269,676	$248,103,015
McKesson Corp.	1,911,381	274,875,702

		$522,978,717
Medical Equipment - 6.0%
Abbott Laboratories	11,129,033	$423,682,286
Danaher Corp.	5,459,510	426,769,896
Medtronic PLC	11,386,474	831,326,467
St. Jude Medical, Inc.	3,868,720	306,402,624
Thermo Fisher Scientific, Inc.	3,113,382	436,215,952

		$2,424,397,225
Oil Services - 1.3%
Schlumberger Ltd.	5,989,440	$503,412,432

Other Banks & Diversified Financials - 4.9%
American Express Co.	5,104,577	$367,733,727
Citigroup, Inc.	12,385,774	698,433,796
U.S. Bancorp	18,628,026	924,322,650

		$1,990,490,173
Pharmaceuticals - 7.3%
Johnson & Johnson	12,032,541	$1,339,221,813
Merck & Co., Inc.	9,821,735	600,991,965
Novartis AG	1,273,078	87,964,719
Pfizer, Inc.	25,333,570	814,220,940
Roche Holding AG	365,204	81,431,835

		$2,923,831,272
Printing & Publishing - 0.7%
Moody’s Corp.	2,040,226	$205,042,713
S&P Global, Inc.	690,769	82,194,603

		$287,237,316

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 1.3%
Canadian National Railway Co.	3,190,171	$213,199,128
Union Pacific Corp.	2,926,088	296,500,497

		$509,699,625
Specialty Stores - 0.3%
Advance Auto Parts, Inc.	698,790	$118,598,639

Telephone Services - 1.4%
Verizon Communications, Inc.	11,449,016	$571,305,898

Tobacco - 3.6%
Altria Group, Inc.	3,449,605	$220,533,248
Philip Morris International, Inc.	13,913,739	1,228,304,879

		$1,448,838,127
Trucking - 1.5%
United Parcel Service, Inc., “B”	5,372,194	$622,744,728

Utilities - Electric Power - 1.1%
Duke Energy Corp.	4,357,863	$321,479,554
Xcel Energy, Inc.	3,010,714	117,447,952

		$438,927,506
Total Common Stocks		$39,590,254,299

Money Market Funds - 1.4%
MFS Institutional Money Market Portfolio, 0.45% (v)	554,282,241	$554,282,241
Total Investments		$40,144,536,540

Other Assets, Less Liabilities - 0.1%		55,978,588
Net Assets - 100.0%		$40,200,515,128

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$39,590,254,299	$—	$—	$39,590,254,299
Mutual Funds	554,282,241	—	—	554,282,241
Total Investments	$40,144,536,540	$—	$—	$40,144,536,540

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$27,501,089,913
Gross unrealized appreciation	12,886,889,500
Gross unrealized depreciation	(243,442,873)
Net unrealized appreciation (depreciation)	$12,643,446,627

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	640,928,994	1,317,517,501	(1,404,164,254)	554,282,241

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$149	$—	$450,082	$554,282,241

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 13, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 13, 2017

*	Print name and title of each signing officer under his or her signature.